April 5, 2013

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Materials for Harbor Funds (the “Trust”) File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to Rule 14a-6 of Regulation 14A under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and Rule 101(a) of Regulation S-T are preliminary proxy materials consisting of the cover sheet required by Rule 14a-6(m), a notice of meeting, a proxy statement and a form of proxy to be provided or made available to shareholders of Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund, Harbor International Fund, Harbor International Growth Fund, Harbor Global Value Fund, Harbor Global Growth Fund, Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Emerging Markets Debt Fund, Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Money Market Fund, Harbor Target Retirement Income Fund, Harbor Target Retirement 2010 Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund and Harbor Target Retirement 2050 Fund (each a “Fund” and, collectively, the “Funds”), each a series of the Trust, in connection with the special meeting of shareholders of the Funds to be held on June 25, 2013. The Trust intends to hold joint shareholder meetings because the shareholders of each Fund are being asked to consider and vote on the same proposals.

The special meeting of shareholders to which the enclosed proxy materials relate is being held to consider the following matters: (i) to approve a new investment advisory agreement between each of the Funds and Harbor Capital Advisors, Inc., the Funds’ current investment adviser (“Harbor Capital”), as a result of a proposed transaction involving the sale of Harbor Capital’s parent company, and (ii) to approve an Amended and Restated Declaration of Trust for Harbor Funds.

Pursuant to Rule 14a-6(d) under the 1934 Act, please be advised that the Trust intends to release the definitive proxy materials on or about April 29, 2013 to the shareholders of record of the Funds as of the record date.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4425.

                                                 Sincerely,

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.

U.S. Securities and Exchange Commission

April 5, 2013

/s/ Erik D. Ojala
Erik D. Ojala
Vice President and Secretary

cc:	Christopher P. Harvey, Esq.
Dechert LLP

David G. Van Hooser
Charles F. McCain, Esq.
Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.